Government grants - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Government Grants [Line Items]
Grant received from government	$ 11.0	$ 2.2
Decrease in operating costs	129.5	115.4
Canadian Emergency Wage Subsidy [Member]
Government Grants [Line Items]
Grant received from government	0.5	3.5
Decrease in operating costs	0.3
Decrease in General and administrative costs	0.1
Decrese in Capital expenditure	0.1
Alberta Site Rehabilitation Program [Member]
Government Grants [Line Items]
Decrese in Capital expenditure	$ 11.0	$ 2.2